Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
GreenFi Redwood Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	12.42%	11.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.46%	14.69%